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Calamos Market Neutral Income Fund
Calamos Market Neutral Income Fund

Calamos Investment Trust

Supplement dated June 30, 2021 to the

Calamos® Family of Funds Prospectus and the Statement of Additional Information,

each dated March 1, 2021, as amended April 1, 2021, April 30, 2021 and May 4, 2021

Effective June 30, 2021, the Calamos Market Neutral Income Fund’s secondary benchmark index will change from the FTSE 30 Day Treasury Bill Index to the Bloomberg Barclays Short Treasury 1-3 Month Index. The Average Annual Total Return table and paragraph on page 7 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.20
Average Annual Returns - Calamos Market Neutral Income Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date of Class
Class A		2.82%	3.45%	3.44%	5.95%	Sep. 04, 1990
Class C		3.38%	3.69%	3.17%	3.65%	Feb. 16, 2000
Class I		5.35%	4.72%	4.19%	4.58%	May 10, 2000
Class R6					4.44%	Jun. 23, 2020
After Taxes on Distributions | Class I	[1]	4.95%	3.91%	3.47%	3.26%
After Taxes on Distributions and Sale of Fund Shares | Class I	[1]	3.15%	3.46%	3.14%	3.17%
Bloomberg Barclays U.S. Government/Credit Index		8.92%	4.98%	4.19%	5.37%
Bloomberg Barclays Short Treasury 1-3 Month Index		0.56%	1.14%	0.59%	1.57%
[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

The Bloomberg Barclays Short Treasury 1-3 Month Index is generally considered representative of the performance of short-term money market investments and is provided to show how the Fund’s performance compares to public obligations of the U.S. Treasury with maturities of 1-3 months.

Please retain this supplement for future reference.